Stock-Based Compensation (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Caesars Entertainment Stock-Based Compensation
We maintain long-term incentive plans for management, other personnel, and key service providers. The plans allow for granting stock-based compensation awards, based on CEC common stock (NASDAQ symbol “CZR”), including time-based and performance-based stock options, restricted stock units, restricted stock awards, stock grants, or a combination of awards.
Composition of Caesars Entertainment Stock-Based Compensation Expense

	Three Months Ended March 31,
(In millions)	2017	2016
Corporate expense	$7	$8
Property, general, administrative, and other	1	2
Total stock-based compensation expense	$8	$10

Outstanding at End of Period

	March 31, 2017		December 31, 2016
	Quantity (1)	Wtd Avg (2)	Quantity	Wtd Avg (2)
CEC
Stock options	9,735,585	$10.29	9,820,168	$11.69
Restricted stock units	5,886,330	8.00	8,447,922	7.95

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(1)	There were no grants of stock options or restricted stock units related to CEC common stock during the three months ended March 31, 2017.

(2)	Represents weighted average exercise price for stock options and weighted average fair value for restricted stock units.
CIE Stock-Based Compensation Plan
Historically, CIE has granted stock-based compensation awards in CIE common stock to its employees, directors, service providers and consultants in accordance with the Caesars Interactive Entertainment, Inc. Amended and Restated Management Equity Incentive Plan, which was intended to promote the interests of CIE and its stockholders by providing key employees, directors, service providers and consultants with an incentive to encourage their continued employment or service and improve the growth and profitability of CIE. These awards were classified as liability-based instruments and were re-measured at their fair value at each reporting date.
As described in Note 1, in September 2016, CIE sold its SMG Business, which represented the majority of CIE’s operations, and the SMG Business is now presented as discontinued operations (see Note 14). Upon the closing of the SMG Business sale, all outstanding CIE stock-based compensation awards were deemed fully vested and were subsequently paid in cash in connection with the closing of the SMG Business sale, as described in Note 14.
The portion of CIE’s stock-based compensation expense directly identifiable with employees of the SMG Business was reclassified to discontinued operations for all periods presented in the Statements of Operations. The portion of CIE’s stock-based compensation expense not directly identifiable with employees of the SMG Business was included in property, general, administrative, and other in the Statements of Operations.
Composition of CIE Stock-Based Compensation Expense

	Three Months Ended March 31,
(In millions)	2017	2016
Property, general, administrative, and other	$—	$13

Stock-Based Compensation
Caesars Entertainment Stock-Based Compensation Plans
During the second quarter 2016, we implemented FASB ASU No. 2016-09, which amended Topic 718, Compensation - Stock Compensation. This updated guidance amended the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. We applied the amended guidance using a modified retrospective transition method of a cumulative-effect adjustment to beginning equity of $1 million.
We maintain long-term incentive plans for management, other personnel, and key service providers. The plans allow for granting stock-based compensation awards, based on CEC common stock (NASDAQ symbol “CZR”), including time-based and performance-based stock options, restricted stock units, restricted stock awards, stock grants, or a combination of awards.
Management Equity Incentive Plan
The Harrah’s Entertainment, Inc. Management Equity Incentive Plan, as amended, (the “2008 Incentive Plan”) allowed for the granting of performance-based options. The options vest and become exercisable if the return on investment in the Company of TPG Capital LP (“TPG”), Apollo Global Management, LLC (“Apollo”), and their affiliates (the “Majority Stockholders”) achieves a 2.0X return. The options vest on a pro-rata basis from zero to 100% if the Majority Stockholders achieve a return of less than 2.0X but greater than or equal to 1.75X. Upon the adoption of the 2012 Performance Incentive Plan, as amended, (the “2012 Incentive Plan”) options may no longer be granted under the 2008 Incentive Plan. As of December 31, 2016, 23,755 options were outstanding under the 2008 Incentive Plan and will expire between years 2018 - 2021.
Performance Incentive Plan
We adopted the 2012 Incentive Plan for directors, employees, officers and consultants or advisers who render services to Caesars Entertainment or its subsidiaries. As of December 31, 2016, a total of 30,949,468 shares of our common stock had been authorized, which is an increase of 7.5 million shares compared with the prior year end. The number of unissued common shares reserved for future grants under the long-term incentive plans was 8,331,449 as of that date.
The 2012 Incentive Plan provided for a one-time stock option exchange program (the “Option Exchange”) to permit Caesars Entertainment to cancel certain stock options held by certain of its employees, service providers and directors in exchange for new, replacement options to purchase an equal number of shares of our common stock (the “Replacement Options”).
Options eligible for the Option Exchange (the “Eligible Options”) were granted on or prior to February 9, 2012, and had an exercise price equal to or greater than $20.09 per share. Replacement Options have an exercise price of $8.22 per share, a 10-year term and a new vesting schedule determined on a grant-by-grant basis, as follows:
Time-Based Options: 20% of the time-based Replacement Options were immediately vested, with the remainder vesting annually in equal amounts over four years. All options have vested as of December 31, 2016.
Performance-Based Options:

•
For options replacing the Eligible Options subject to vesting if funds affiliated with the Sponsors achieve at least a 1.5X return, the Replacement Options will vest on the date that the Caesars Entertainment’s 30-day trailing average closing common stock price equals or exceeds $35.00 per share.

•
For options replacing the Eligible Options subject to vesting if funds affiliated with the Sponsors achieve at least a 2.0X return, the Replacement Options vest on the earlier of the following: (i) 50% on March 15, 2014 and 50% on March 15, 2015 or (ii) Caesars Entertainment’s 30-day trailing average closing common stock price equals or exceeds $57.41 per share. All options have vested as of December 31, 2015.

Loveman Performance-Based Options: We granted 290,334 options in November 2011 to Gary Loveman, the Company’s Chairman of the Board, and former Chief Executive Officer and President. The options were eligible to vest if funds affiliated with the Sponsors achieve at least a 1.0X return (the “Loveman Performance-Based Options”). The Replacement Options granted in exchange for the Loveman Performance-Based Options will vest on the date that Caesars Entertainment’s 30‑day trailing average closing common stock price equals or exceeds $57.41 per share.
Composition of Caesars Entertainment Stock-Based Compensation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Corporate expense	$33	$57	$36
Property, general, administrative, and other	5	5	9
Total stock-based compensation expense	$38	$62	$45

Caesars Entertainment Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2015	10,638,219	$12.90	6.8
Exercised	(11,101)	5.17
Forfeited	(334,184)	13.71
Expired	(472,766)	12.45
Outstanding as of December 31, 2016	9,820,168	$11.69	6.2	$2
Vested and expected to vest as of December 31, 2016	9,820,168	$11.69	6.2	$2
Exercisable as of December 31, 2016	7,361,410	$9.70	5.9	$2

Caesars Entertainment Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	—	1,844,332	1,500,770
Weighted Average Grant-Date Fair Value per share (1)	$—	$3.38	$10.27
Weighted Average Exercise Price per Share (1)	$—	$10.04	$21.18

Option Exercises:
Number of options exercised	11,101	58,700	317,703
Cash received for options exercised (2)	$—	$—	$3
Aggregate intrinsic value of options exercised (2)	$—	$—	$2
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(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

(2)	2016 and 2015 amounts are immaterial.
Caesars Entertainment Assumptions Used to Estimate Option Values

	Years Ended December 31,
	2016	2015	2014
Expected volatility	—	42.0%	52.1%
Expected dividend yield	—	—%	—%
Expected term (in years)	—	5.7	5.5
Risk-free interest rate	—	1.6%	1.7%

We utilized historical optionee behavioral data to estimate the option exercise and termination rates used in the option-pricing models. The expected term of the options represents the period of time the options were expected to be outstanding based on historical trends and/or derived from a numerical pricing model, such as the Monte Carlo simulation model. Expected volatility was based on the historical volatility of the common stock of Caesars Entertainment and its competitor peer group for a period approximating the expected life. We do not expect to pay dividends on common stock. The risk-free interest rate within the expected term was based on the U.S. Treasury yield curve in effect at the time of grant.
Caesars Entertainment Restricted Stock Unit Activity
During the year ended December 31, 2016, we granted restricted stock units (the “RSUs”) to employees of Caesars Entertainment with an aggregate fair value of $39 million. Each RSU represents the right to receive payment in respect of one share of the Caesars Entertainment’s common stock. The majority of the RSUs will vest 25% annually. The following table summarizes the activity of RSUs during the year ended December 31, 2016.

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2015	6,329,435	$12.06
Granted	6,101,421	6.35
Vested	(3,075,606)	12.78
Forfeited	(907,328)	9.50
Outstanding as of December 31, 2016	8,447,922	7.95

As of December 31, 2016, there was $53 million of total unrecognized compensation cost related to Caesars Entertainment stock-based compensation plans, which is expected to be recognized over a remaining weighted-average period of 2 years.
CIE Stock-Based Compensation Plan
Historically, CIE has granted stock-based compensation awards in CIE common stock to its employees, directors, service providers and consultants in accordance with the Caesars Interactive Entertainment, Inc. Amended and Restated Management Equity Incentive Plan, which was intended to promote the interests of CIE and its shareholders by providing key employees, directors, service providers and consultants with an incentive to encourage their continued employment or service and improve the growth and profitability of CIE. These awards were classified as liability-based instruments and were re-measured at their fair value at each reporting date.
As described in Note 17, in September 2016, CIE sold its SMG Business, which represented the majority of CIE’s operations, and the SMG Business is now presented as discontinued operations. Upon the closing of the SMG Business sale, all outstanding CIE stock-based compensation awards were deemed fully vested and were subsequently paid in cash in connection with the closing of the SMG Business sale, as described in Note 17. As of December 31, 2015, the liability related to CIE’s stock-based compensation awards was $107 million, which was reported within liabilities held for sale on the Balance Sheets.
The portion of CIE’s stock-based compensation expense directly identifiable with employees of the SMG Business was reclassified to discontinued operations for all periods presented in the Statements of Operations (see Note 17). The portion of CIE’s stock-based compensation expense not directly identifiable with employees of the SMG Business was included in property, general, administrative, and other in the Statements of Operations. For the year ended December 31, 2016, the majority of stock-based compensation expense resulted from the acceleration of the vesting of CIE stock-based compensation awards.
Composition of CIE Stock-Based Compensation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Property, general, administrative, and other	$189	$31	$49

CIE Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2015	21,057	$9,584.64	7.8
Granted	377	19,166.18
Exercised	(909)	2,456.64
Forfeited	(248)	11,723.63
Canceled concurrent with closing of the SMG Business sale	(20,277)	10,056.24
Outstanding as of December 31, 2016	—	$—	—	$—

CIE Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015	2014
Options Granted:
Number of options granted	377	10,350	1,135
Weighted Average Grant-Date Fair Value per share (1)	$5,404.93	$4,670.27	$4,717.02
Weighted Average Exercise Price per Share	$19,166.18	$15,352.49	$9,976.43

Option Exercises:
Number of options exercised	909	1,984	3,822
Cash received for options exercised	$2	$5	$6
Aggregate intrinsic value of options exercised	$13	$21	$27

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(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

Assumptions Used to Estimate CIE Option Value

Years Ended December 31,
	2016	2015	2014
Expected range of volatility	40.5% - 44.6%	42.9% - 49.4%	46.5% - 56.8%
Expected dividend yield	—%	—%	—%
Expected range of term (in years)	0.8 - 4.2	1.5 - 4.7	2.4 - 7.1
Risk-free interest rate range	0.5% - 1.2%	0.7% - 1.7%	0.7% - 2.3%

CIE Restricted Stock Unit Activity

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2015	4,539	$7,827.24
Granted	103	16,452.14
Vested	(277)	11,371.30
Forfeited	(119)	9,543.11
Canceled concurrent with closing of the SMG Business sale	(4,246)	7,757.19
Outstanding as of December 31, 2016	—	—

CAC Stock-Based Compensation Plan
In April 2014, the CAC Board of Directors approved the CAC Equity-Based Compensation Plan for officers, employees, directors, individual consultants and advisers of the Company and its subsidiaries (the “CAC Equity Plan”). Under the CAC Equity Plan, CEC is authorized to grant stock-based instruments in the form of or with a value related to CAC Class A Common Stock, par value $0.001 per share (the “CAC Common Stock”) to officers, employees, directors, individual consultants and advisers of CEC and its subsidiaries. The CAC Equity Plan will terminate ten years after approval by the Board. Subject to adjustments in connection with certain changes in capitalization, the maximum value of the shares of CAC Common Stock that may be delivered pursuant to awards under the CAC Equity Plan is $25 million. Upon issuance of shares pursuant to this plan, such shares will be contributed by CAC to CGP as additional investment into that entity, at which time CGP will settle its management fee obligation with CEC and its subsidiaries through a distribution of such shares.
In May 2014, CEC granted awards to officers, employees, directors, individual consultants, and advisers of CEC and its subsidiaries in accordance with the CAC Equity Plan to reward and provide incentive for services provided in their capacity, promote the success of CGP, and more closely align the interests of such individuals with those of the stockholders of the CAC. Awards under this plan vested one-third in October 2014 with the remaining two-thirds vesting in equal portions in October 2015 and October 2016. During the years ended December 31, 2016 and 2015, expense associated with the vesting of such awards is recorded as stock-based compensation expense by CEC totaling $2 million and $12 million, respectively.